Risk Management (Details) - Summary Of The Changes To The Minimum Banking Regulation Capital Requirements	Dec. 31, 2024	Dec. 31, 2023
Disclosure of risk management strategy related to hedge accounting [abstract]
Pillar II charge	0.00%	0.00%
Systemic Charge	1.13%	0.75%
Counter-cyclical Capital buffer	0.50%	0.00%
Capital Conservation buffer	2.50%	1.88%
Tier T2	2.00%	2.00%
AT1	1.50%	1.50%
CET1	4.50%	4.50%
Total	12.13%	10.63%